Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation

AK Holding’s Stock Incentive Plan permits the granting of nonqualified stock option, restricted stock, performance share and restricted stock unit awards to Directors, officers and other employees of the Company. The following table summarizes information about share-based compensation expense, which the Company has estimated will be $8.7 for 2014:

	Three Months Ended March 31,
Share-based Compensation Expense	2014	2013
Stock options	$1.0	$0.9
Restricted stock	1.9	1.7
Restricted stock units issued to Directors	0.3	0.2
Performance shares	0.8	1.1
Total share-based compensation expense	$4.0	$3.9

The Company granted stock options on 440,000 shares during the three months ended March 31, 2014, at a weighted-average fair value of $3.54 per share of stock option. There have been no options exercised in 2014.

The Company granted restricted stock awards of 428,700 shares during the three months ended March 31, 2014, at a weighted-average fair value of $6.72 per share. The total intrinsic value of restricted stock awards that vested (i.e., restrictions lapsed) during the three months ended March 31, 2014 was $2.6.

The Company granted performance share awards of 512,400 shares during the three months ended March 31, 2014, at a weighted-average fair value of $6.40 per share.

Share-based Compensation

AK Holding’s Stock Incentive Plan (the “SIP”) permits the granting of nonqualified stock option, restricted stock, performance share and/or restricted stock unit (“RSUs”) awards to Directors, officers and other employees of the Company. Stockholders have approved an aggregate maximum of 19 million shares issuable under the SIP through December 31, 2019, of which 3.0 million are available for future grant as of December 31, 2013.

The following table summarizes information about share-based compensation expense for the years ended December 31, 2013, 2012 and 2011:

Share-based Compensation Expense	2013	2012	2011
Stock options	$1.5	$2.4	$2.3
Restricted stock	2.9	5.3	5.9
Restricted stock units issued to Directors	1.0	0.9	0.9
Performance shares	4.1	6.0	5.8
Pre-tax share-based compensation expense	$9.5	$14.6	$14.9

Stock Options

Stock options have a maximum term of ten years and may not be exercised earlier than six months following the date of grant or such other term as may be specified in the award agreement. Stock options granted to officers and key managers vest and become exercisable in three equal installments on the first, second and third anniversaries of the grant date. The exercise price of each option may not be less than the market price of the Company’s common stock on the date of the grant. The Company has not had, and does not have, a policy or practice of repricing stock options to lower the price at which such options are exercisable.

The Company uses the Black-Scholes option valuation model to value the nonqualified stock options. Historical data regarding stock option exercise behaviors was used to estimate the expected life of options granted based on the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the Daily Treasury Yield Curve published by the U.S. Treasury on the date of grant. The expected volatility is determined by using a blend of historical and implied volatility. The expected dividend yield is based on the Company’s historical dividend payments. The Company estimates that 5% of the options issued will be forfeited.

The Company’s estimate of fair value of options granted is calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011
Expected volatility	57.8% – 68.8%	63.2% – 73.2%	59.7% – 78.0%
Weighted-average volatility	65.2%	69.4%	62.1%
Expected term (in years)	2.9-6.4	2.8 – 6.3	2.7 – 6.3
Risk-free interest rate	0.4% - 1.1%	0.3% - 1.2%	0.4% – 2.6%
Dividend yield	—%	2.2%	1.4%
Weighted-average grant-date fair value per share of options granted	$2.44	$4.31	$6.83

A summary of option activity for the year ended December 31, 2013, is presented below:

Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,819,382	$14.46
Granted	502,750	4.58
Exercised	(15,000)	4.57
Canceled	(113,600)	14.64
Outstanding at December 31, 2013	2,193,532	12.26	5.9	$1.9

Exercisable at December 31, 2013	1,283,599	15.85	4.7	0.1

Unvested at December 31, 2013	909,933	7.19	7.7	1.8

Unvested at December 31, 2013 expected to vest	864,436	7.19	7.7	1.7

The total intrinsic value of stock option awards that were exercised during the years ended December 31, 2013, 2012 and 2011, was $0.0, $0.0 and $0.2, respectively. Intrinsic value is based upon the actual market price on the date of exercise, as determined by the quoted average of the reported high and low sales prices on such date. As of December 31, 2013, there were $0.4 of total unrecognized compensation costs related to non-vested stock options, which costs are expected to be recognized over a weighted-average period of 1.6 years.

Restricted Stock and Restricted Stock Units

Restricted stock awards granted to officers and key managers ordinarily are awarded on terms pursuant to which the shares covered by the award vest ratably on the first, second and third anniversaries of the grant.

Equity-based compensation granted to Directors is comprised entirely of RSUs. Grants of RSUs vest immediately upon grant, but are not settled (i.e., paid out) until one year after the date of the grant, unless deferred settlement is elected. Directors have the option to defer settlement of their RSUs until six months following termination of their service on the Board and also may elect to take distribution of the shares upon settlement in a single distribution or in annual installments not to exceed fifteen years.

A summary of the activity for non-vested restricted stock awards for the year ended December 31, 2013, is presented below:

Restricted Stock Awards	Restricted Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2012	398,113	$11.33
Granted	550,581	4.43
Vested/restrictions lapsed	(466,641)	8.14
Canceled	(48,824)	8.02
Outstanding at December 31, 2013	433,229	6.35

The weighted-average grant date fair value of restricted stock awards granted during the years ended December 31, 2013, 2012 and 2011, was $4.43, $8.78 and $14.47 per share, respectively. The total intrinsic value of restricted stock awards that vested (i.e., restrictions lapsed) during the years ended December 31, 2013, 2012 and 2011, was $2.1, $4.9 and $4.4, respectively. As of December 31, 2013, there were $1.3 of total unrecognized compensation costs related to non-vested restricted stock awards granted under the SIP, which costs are expected to be recognized over a weighted-average period of 1.7 years.

Performance Shares

Performance shares are granted to officers and key managers. The awards are earned based upon meeting performance measures over a three-year period. Though a target number of performance shares are awarded on the grant date, the total number of performance shares issued to the participant upon vesting is based on two equally-rated metrics: (i) the Company’s share performance compared to a prescribed compounded annual growth rate and (ii) the Company’s total share return compared to Standard & Poor’s MidCap 400 index.

The Company’s estimate of fair value of performance shares granted is calculated as of the date of grant using a Monte Carlo simulation model with the following weighted-average assumptions:

	2013	2012	2011
Company expected volatility	59.2%	69.4%	89.0%
S&P’s MidCap 400 index expected volatility	34.7%	42.2%	52.4%
Risk-free interest rate	0.4%	0.4%	1.0%
Dividend yield	—%	2.2%	1.4%
Weighted-average grant-date fair value per performance share granted	$4.68	$9.89	$15.78

A summary of the activity for non-vested performance share awards for the year ended December 31, 2013, is presented below:

Performance Share Awards	Performance Shares	Weighted- Average Grant Date Fair Value
Outstanding at December 31, 2012	942,313	$12.24
Granted	585,450	4.68
Earned	—	—
Expired or forfeited	(474,990)	14.02
Outstanding at December 31, 2013	1,052,773	7.23

As of December 31, 2013, there were $3.4 of total unrecognized compensation costs related to non-vested performance share awards granted under the SIP, which costs are expected to be recognized over a weighted-average period of 1.5 years.